Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$

Current
Trade payables – third parties	1,332,108	1,335,638	329,299
Amount due to related parties, net (Note 21)	338,786	-	-
Advances from a related party (Note 21)	5,149,801	4,964,591	1,224,012
Other payables	230,340	186,193	45,907
Provision	48,000	48,000	11,834
Accrued expenses	1,035,151	574,465	141,633
	8,134,186	7,108,887	1,752,685